UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Archer Capital Management, L.P.
Address: 570 Lexington Avenue
         40th Floor
         New York, New York  10022

13F File Number:  028-14196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Edidin
Title:     Managing Member of the General Partner
Phone:     212.319.2775

Signature, Place, and Date of Signing:

 /s/ Eric Edidin     New York, New York/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $573,123 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPS ETF TR                    ALERIAN MLP      00162Q866    25932  1463456 SH       SOLE                  1463456
AUGUSTA RES CORP               COM NEW          050912203    13291  5191943 SH       SOLE                  5191943
BLUE WOLF MONGOLIA HOLDINGS    *W EXP 07/20/201 G11962118      113   500000 SH       SOLE                   500000
BLUE WOLF MONGOLIA HOLDINGS    SHS              G11962100     4990   500000 SH       SOLE                   500000
DANA HLDG CORP                 COM              235825205    10679   598940 SH       SOLE                   598940
EXIDE TECHNOLOGIES             FRNT 9/1         302051AL1     6110  6500000 SH       SOLE                  6500000
FAIRPOINT COMMUNICATIONS INC   COM NEW          305560302    17838  2387898 SH       SOLE                  2387898
HEADWATERS INC                 COM              42210P102    19512  1790076 SH       SOLE                  1790076
LEAR CORP                      COM NEW          521865204    24751   451077 SH       SOLE                   451077
LINN ENERGY LLC                UNIT LTD LIAB    536020100      304     8000 SH  CALL SOLE                     8000
LORAL SPACE & COMMUNICATNS I   COM              543881106     5670    91628 SH       SOLE                    91628
LUMOS NETWORKS CORP            COM              550283105    30333  2250190 SH       SOLE                  2250190
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    65910  1219659 SH       SOLE                  1219659
PRIMUS TELECOMMUNICATIONS GR   COM              741929301    11874  1074581 SH       SOLE                  1074581
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119      282   141000 SH       SOLE                   141000
SPDR S&P 500 ETF TR            TR UNIT          78462F103   290952  1857100 SH  PUT  SOLE                  1857100
TMS INTL CORP                  CL A             87261Q103     6401   484925 SH       SOLE                   484925
TRIO MERGER CORP               COM              896697109     5023   500000 SH       SOLE                   500000
UNIVERSAL BUSINESS PMT SOL A   COM              913384103      435   116637 SH       SOLE                   116637
W P CAREY INC                  COM              92936U109    29417   436450 SH       SOLE                   436450
XERIUM TECHNOLOGIES INC        COM NEW          98416J118     3306   607712 SH       SOLE                   607712